(Impairments)/reversal of impairments - Impairment assumptions (Details) R in Millions	12 Months Ended
Dec. 31, 2023 ZAR (R) $ / t $ / lb R / kg $ / oz
Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average PGM (2E) basket price | $ / oz	1,281
Inflation rate	2.50%
Nominal discount rate	12.00%
Recoverable amount	R 22,246
Stillwater | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine (life-of-refinery)	46 years
Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average nickel price | $ / lb	8.9
Weighted average cobalt price | $ / lb	15.8
Inflation rate	1.60%
Nominal discount rate	7.40%
Recoverable amount	R 0
Sandouville nickel refinery | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine (life-of-refinery)	23 years
Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average zinc price | $ / t	3,873
Inflation rate	2.90%
Nominal discount rate	9.30%
Recoverable amount	R 0
Century zinc retreatment operation | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine (life-of-refinery)	4 years
Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average gold price | R / kg	1,012,625
Inflation rate	6.00%
Nominal discount rate	18.90%
Recoverable amount	R 3,799
Burnstone | Mining assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Life-of-mine (life-of-refinery)	25 years